Stock Options (Details Textual) (USD $)	12 Months Ended		1 Months Ended					1 Months Ended
	Jun. 30, 2014	Jun. 30, 2013	Sep. 30, 2013 FV Option [Member]	Aug. 22, 2013 FV Option [Member]	Jul. 19, 2013 FV Option [Member]	Apr. 19, 2013 FV Option [Member]	Jun. 30, 2014 FV Option [Member]	Jul. 19, 2013 Omnibus Incentive Plan [Member] Directors
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Performance based stock options award						100,000
Exercise price				$ 1.30	$ 2.02	$ 2.50
Grant year life						3 years
Performance Based Stock Options vested							14,500
Estimated life				3 years	7 years
Volatility rate				843.00%	755.00%	351.00%
Risk free interest rate				0.82%	2.02%	0.35%
Rate of dividend yield				0.00%	0.00%	0.00%
Grant date FV of options				$ 32,500	$ 454,500	$ 249,995
Stock option granted				25,000				75,000
Number of non-employee directors								3
Option Vested			2,083		2,083
Additional shares					2,095
Expiration date			Aug. 31, 2016	Aug. 22, 2016	Jun. 30, 2020
Option expense	$ 194,980	$ 0